Statutory Requirements and Dividend Restrictions - Statutory Requirements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Bermuda
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	$ 735.0	$ 622.2
Actual statutory capital and surplus	1,920.0	1,503.5
United Kingdom
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	505.0	552.1
Actual statutory capital and surplus	955.0	848.0
Republic of Ireland
Effects of Reinsurance [Line Items]
Required statutory capital and surplus	95.0	84.3
Actual statutory capital and surplus	$ 180.0	$ 138.6